Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
Our share-based compensation program consists of restricted stock, stock options, performance share units (PSUs) and cash restricted stock units (CRSUs) granted to employees and restricted stock granted to non-employee directors under our Long Term Incentive Plan. The restricted stock and stock options are equity-classified awards and the PSUs and CRSUs are liability-classified awards.
Share-Based Compensation Plans
2014 Long Term Incentive Plan. Our 2014 Long Term Incentive Plan (2014 LTIP), which is administered by the Compensation Committee of our Board of Directors, became effective on June 13, 2014 after it was approved by shareholders at our 2014 Annual Meeting. The 2014 LTIP replaced our Amended and Restated Long Term Incentive Plan which was adopted in 2005. The 2014 LTIP provides for up to 71,600,000 shares of common stock that may be issued as long-term incentive compensation to our employees and non-employee directors; provided, however, that the 2014 LTIP uses a fungible share pool under which (i) each share issued pursuant to a stock option or stock appreciation right (SAR) reduces the number of shares available under the 2014 LTIP by 1.0 share; (ii) each share issued pursuant to awards other than options and SARs reduces the number of shares available by 2.12 shares; (iii) if any awards of restricted stock under the 2014 LTIP, or its predecessor plan, are forfeited, expire, are settled for cash, or are tendered by the participant or withheld by us to satisfy any tax withholding obligation, then the shares subject to the award may be used again for awards; and (iv) PSUs and other performance awards which are payable solely in cash are not counted against the aggregate number of shares issuable. In addition, the 2014 LTIP prohibits the reuse of shares withheld or delivered to satisfy the exercise price of, or to satisfy tax withholding requirements for, an option or SAR. The 2014 LTIP also prohibits “net share counting” upon the exercise of options or SARs.
The 2014 LTIP authorizes the issuance of the following types of awards: (i) nonqualified and incentive stock options; (ii) SARs; (iii) restricted stock; (iv) performance awards, including PSUs; and (v) other stock-based awards. For both stock options and SARs, the exercise price may not be less than the fair market value of our common stock on the date of grant and the maximum exercise period may not exceed ten years from the date of grant. Awards granted under the plan vest at specified dates and/or upon the satisfaction of certain performance or other criteria, as determined by the Compensation Committee. As of December 31, 2018, 35,389,825 shares of common stock remained issuable under the 2014 LTIP.
Equity-Classified Awards
Restricted Stock. We grant restricted stock to employees and non-employee directors. A summary of the changes in unvested restricted stock during 2018, 2017 and 2016 is presented below:

	Shares of Unvested Restricted Stock	Weighted Average Grant Date Fair Value
	(in thousands)
Unvested restricted stock as of January 1, 2018	13,178	$6.37
Granted	6,067	$3.73
Vested	(5,808)	$7.67
Forfeited	(1,579)	$6.02
Unvested restricted stock as of December 31, 2018	11,858	$4.43

Unvested restricted stock as of January 1, 2017	9,092	$11.39
Granted	9,872	$5.40
Vested	(4,573)	$13.73
Forfeited	(1,213)	$8.32
Unvested restricted stock as of December 31, 2017	13,178	$6.37

Unvested restricted stock as of January 1, 2016	10,455	$17.31
Granted	4,604	$4.58
Vested	(4,692)	$17.23
Forfeited	(1,275)	$13.91
Unvested restricted stock as of December 31, 2016	9,092	$11.39

The aggregate intrinsic value of restricted stock that vested during 2018 was approximately $20 million based on the stock price at the time of vesting.
As of December 31, 2018, there was approximately $33 million of total unrecognized compensation expense related to unvested restricted stock. The expense is expected to be recognized over a weighted average period of approximately 2.02 years.
Stock Options. In 2018, 2017 and 2016, we granted members of management stock options that vest ratably over a three-year period. Each stock option award has an exercise price equal to the closing price of our common stock on the grant date. Outstanding options expire seven years to ten years from the date of grant.
We utilize the Black-Scholes option pricing model to measure the fair value of stock options. The expected life of an option is determined using the simplified method. Volatility assumptions are estimated based on the average of historical volatility of Chesapeake stock over the expected life of an option. The risk-free interest rate is based on the U.S. Treasury rate in effect at the time of the grant over the expected life of the option. The dividend yield is based on an annual dividend yield, taking into account our dividend policy, over the expected life of the option. We used the following weighted average assumptions to estimate the grant date fair value of the stock options granted in 2018:

Expected option life – years	6.0
Volatility	63.55%
Risk-free interest rate	2.72%
Dividend yield	—%

The following table provides information related to stock option activity for 2018, 2017 and 2016:

	Number of Shares Underlying Options	Weighted Average Exercise Price Per Share	Weighted Average Contract Life in Years	Aggregate Intrinsic Value(a)
	(in thousands)			($ in millions)
Outstanding as of January 1, 2018	16,285	$8.25	7.73	$1
Granted	3,611	$3.01
Exercised	—	$—		$—
Expired	(602)	$13.83
Forfeited	(1,198)	$5.45
Outstanding as of December 31, 2018	18,096	$7.20	7.15	$—
Exercisable as of December 31, 2018	8,250	$10.73	5.73	$—

Outstanding as of January 1, 2017	8,593	$11.88	7.22	$14
Granted	9,226	$5.45
Exercised	—	$—		$—
Expired	(435)	$18.50
Forfeited	(1,099)	$9.12
Outstanding as of December 31, 2017	16,285	$8.25	7.73	$1
Exercisable as of December 31, 2017	4,474	$15.15	5.26	$—

Outstanding as of January 1, 2016	5,377	$19.37	5.80	$—
Granted	4,932	$3.71
Exercised	—	$—		$—
Expired	(771)	$19.46
Forfeited	(945)	$5.66
Outstanding as of December 31, 2016	8,593	$11.88	7.22	$14
Exercisable as of December 31, 2016	2,844	$19.60	5.53	$—
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(a)	The intrinsic value of a stock option is the amount by which the current market value or the market value upon exercise of the underlying stock exceeds the exercise price of the option.
As of December 31, 2018, there was $13 million of total unrecognized compensation expense related to stock options. The expense is expected to be recognized over a weighted average period of approximately 1.56 years.
Restricted Stock and Stock Option Compensation. We recognized the following compensation costs, net of actual forfeitures, related to restricted stock and stock options for the years ended December 31, 2018, 2017 and 2016:

	Years Ended December 31,
	2018	2017	2016
	($ in millions)
General and administrative expenses	$31	$43	$48
Oil and natural gas properties	2	5	6
Oil, natural gas and NGL production expenses	5	12	13
Exploration expenses	1	1	—
Marketing expenses	—	—	1
Total restricted stock and stock option compensation	$39	$61	$68

Liability-Classified Awards
Performance Share Units. We granted PSUs to senior management that vest ratably over a three-year performance period and are settled in cash. The ultimate amount earned is based on achievement of performance metrics established by the Compensation Committee of the Board of Directors. Compensation expense associated with PSU awards is recognized over the service period based on the graded-vesting method. The value of the PSU awards at the end of each reporting period is dependent upon our estimates of the underlying performance measures.
For PSUs granted in 2017 and 2016, performance metrics include a total shareholder return (TSR) component, which can range from 0% to 100% and an operational performance component based on finding and development costs, which can range from 0% to 100%, resulting in a maximum payout of 200%. The payout percentage for the 2016 and 2017 PSU awards is capped at 100% if our absolute TSR is less than zero. The PSUs are settled in cash on the third anniversary of the awards. We utilized a Monte Carlo simulation for the TSR performance measure and the following assumptions to determine the grant date fair value and the reporting date fair value of the 2017 awards. The performance period for the 2016 awards ended on December 31, 2018 and the TSR component has been finalized.

Grant Date Assumptions
Assumption	2017 Awards
Volatility	80.65%
Risk-free interest rate	1.54%
Dividend yield for value of awards	—%

Reporting Date Assumptions
Assumption	2017 Awards
Volatility	64.69%
Risk-free interest rate	2.63%
Dividend yield for value of awards	—%

As the above assumptions and expected satisfaction of performance metrics change, the PSU liabilities will be adjusted quarterly through the end of the performance period.
For PSUs granted in 2018, performance metrics include an operational performance component based on a ratio of cumulative earnings before interest expense, income taxes, and depreciation, depletion and amortization expense (EBITDA) to capital expenditures, for which payout can range from 0% to 200%. The vested PSUs are settled in cash on each of the three annual vesting dates. We used the closing price of our common stock on the grant date to determine the grant date fair value of the PSUs. The PSU liability will be adjusted quarterly, based on changes in our stock price and expected satisfaction of performance metrics, through the end of each vesting period.
Cash Restricted Stock Units. In 2018, we granted CRSUs to employees that vest straight-line over a three-year period and are settled in cash on each of the three annual vesting dates. The ultimate amount earned is based on the closing price of our common stock on each of the vesting dates. We used the closing price of our common stock on the grant date to determine the grant date fair value of the CRSUs. The CRSU liability will be adjusted quarterly, based on changes in our stock price, through the end of each vesting period.
The following table presents a summary of our liability-classified awards:

		Grant Date Fair Value	December 31, 2018
	Units		Fair Value	Vested Liability
		($ in millions)	($ in millions)
2018 PSU Awards:
Payable 2019, 2020 and 2021	3,959,647	$12	$11	$—
2017 PSU Awards:
Payable 2020	1,217,774	$8	$3	$1
2016 PSU Awards:
Payable 2019	2,348,893	$10	$6	$4
2018 CRSU Awards:
Payable 2019, 2020 and 2021	15,189,197	$46	$32	$—

We recognized the following compensation costs (credits), net of actual forfeitures, related to our liability-classified awards for the years ended December 31, 2018, 2017 and 2016:

	Years Ended December 31,
	2018	2017	2016
	($ in millions)
General and administrative expenses	$9	$(4)	$14
Oil and natural gas properties	1	—	—
Oil, natural gas and NGL production expenses	2	—	—
Restructuring and other termination costs	—	—	1
Total liability-classified awards compensation	$12	$(4)	$15